COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				12 Months Ended
	Nov. 12, 2020	Nov. 09, 2020	Nov. 03, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Underwriting discount			$ 2,000,000	$ 2,300,000		$ 2,300,000
Underwriting expenses, description			Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $3,500,000, upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement
Commitments				55,600,000
Short-term lease costs				200,000	$ 200,000
Bank guarantees				600,000	$ 300,000
Cash collateral				600,000
Uncollateralized loans				$ 500,000
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriting discount	$ 300,000	$ 300,000
Underwriting expenses, description		Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $525,000, upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement
Number of Over-Allotment Units	500,000	1,000,000